SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Allowance for Expected uncollectible receivables	$ 318,000	$ 82,000
Weighted average number of shares outstanding, basic (in shares)	2,015,780	2,015,780
Additional Lease term	Jul. 31, 2030
Operating lease right-of-use assets	$ 27,100,000	$ 39,464,411
Operating lease liabilities	$ 17,900,000	30,222,981
Incremental borrowing rate	3.88%
Building and improvements net of accumulated depreciation	$ 10,200,000
Accrued rent	950,000
Rent abatements	22,628	433,517
Amount of Deferrals	245,000	459,429
Fishkill, New York building [Member]
Renovations and improvements expense	1,194,351	5,382,193
Jowein building in Brooklyn, New York [Member]
Renovations and improvements expense	673,867	221,442
Jamaica, New York building [Member]
Renovations and improvements expense	$ 241,241
Jamaica building [Member]
Renovations and improvements expense		443,881
9 Bond Street building in Brooklyn, New York [Member]
Renovations and improvements expense		$ 289,699
Minimum [Member]
Deferred charges amortization period	1 year
Maximum [Member]
Deferred charges amortization period	21 years